Net revenues	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Net revenues
et revenues were as follows:

	Years ended December 31,
	2019	2018	2017
	(€ million)
Revenues from:
Sales of goods	€103,019	€104,990	€102,029
Services provided	3,961	3,871	2,182
Contract revenues	672	958	935
Lease installments from assets sold with a buy-back commitment	362	394	421
Interest income of financial services activities	173	199	163
Total Net revenues	€108,187	€110,412	€105,730

Net revenues by geographical area were as follows:

	Years ended December 31,
	2019	2018	2017
	(€ million)
Net revenues in:
North America(1)	€73,848	€73,405	€67,500
Brazil	7,423	6,452	5,982
Italy	7,259	8,815	8,407
France	3,021	3,204	3,121
Germany	2,519	2,755	2,804
China	1,753	1,974	3,562
Spain	1,200	1,397	1,306
United Kingdom	995	1,136	1,267
Argentina	861	1,384	1,791
Japan	839	718	735
Turkey	739	896	1,244
Australia	320	418	496
Other countries	7,410	7,858	7,515
Total Net revenues	€108,187	€110,412	€105,730
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(1) Refers to the geographical area and not our North America reporting segment.
Net revenues attributed by segment for the years ended December 31, 2019 and 2018 were as follows:

	Mass-Market Vehicles
2019	North America	LATAM	APAC	EMEA	Maserati	Other activities	Total
	(€ million)
Revenues from:
Sales of goods	€70,809	€8,059	€2,674	€19,275	€1,563	€639	€103,019
Services provided	2,388	297	27	950	29	270	3,961
Construction contract revenues	—	—	—	—	—	672	672
Revenues from goods and services	73,197	8,356	2,701	20,225	1,592	1,581	107,652

Lease installments from assets sold with a buy-back commitment	140	—	—	222	—	—	362
Interest income from financial services activities	—	93	61	19	—	—	173
Total Net revenues	€73,337	€8,449	€2,762	€20,466	€1,592	€1,581	€108,187

	Mass-Market Vehicles
2018	North America	LATAM	APAC	EMEA	Maserati	Other activities	Total
	(€ million)
Revenues from:
Sales of goods	€69,908	€7,756	€2,560	€21,516	€2,606	€644	€104,990
Services provided	2,287	270	21	945	39	309	3,871
Construction contract revenues	—	—	—	—	—	958	958
Revenues from goods and services	72,195	8,026	2,581	22,461	2,645	1,911	109,819

Lease installments from assets sold with a buy-back commitment	158	—	—	235	—	1	394
Interest income from financial services activities	—	116	65	18	—	—	199
Total Net revenues	€72,353	€8,142	€2,646	€22,714	€2,645	€1,912	€110,412

The Group recognized a net decrease in Net revenues of €4 million during the year ended December 31, 2019 (net decrease in Net revenues of €14 million during the year ended December 31, 2018) from performance obligations satisfied in the prior year. This was primarily due to changes in the estimated cost of sales incentive programs occurring after the Group had transferred control of vehicles to the dealers.